RELATED PARTY DISCLOSURES - Joint Ventures, Key Management Personnel (Details) $ in Billions		1 Months Ended	12 Months Ended
	Jun. 11, 2019	Dec. 31, 2018 AUD ($)	Jun. 30, 2019 AUD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)	Aug. 31, 2018 USD ($)
Related party disclosures
Impairment of investments			$ 500,000
Remuneration of Key Management Personnel
Short-term employee benefits			964,162	$ 1,215,632	$ 1,533,457
Post-employment benefits			86,130	96,315	101,320
Share-based payments			157,886	130,385	121,269
Other long-term benefits			734	2,371	61,594
Termination benefits				164,760
Total remuneration of Key Management Personnel			1,208,912	$ 1,609,463	$ 1,817,640
Blockshine Health Pty Ltd [Member]
Related party disclosures
Investments in joint ventures accounted for using equity method		$ 250,000	$ 250,000
Ownership interest (as a percent)		49.00%	49.00%
Genetic Technologies HK Limited and Aocheng Genetic Technologies Co. Ltd - Joint Venture
Related party disclosures
Minimum amount for gaining access						$ 800
Mr. Phillip Hains
Related party disclosures
Number of years of extensive experience	30 years
The CFO solution
Related party disclosures
Services received, related party transactions			$ 45,459
Lodge Corporate
Related party disclosures
Services received, related party transactions			$ 67,000